PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT
Schedule of Property, Plant and Equipment

	December 31,	December 31,
	2022	2021
Plant and equipment	$1,478	$1,633
Furniture and fixtures	218	245
Computer hardware and software	24	26
	1,720	1,904
Less: Accumulated depreciation	(1,118)	(1,102)
Property, plant and equipment, net	$602	$802